Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,604,000
Previously Paid Amount	0.00
Total Fee Amount	531.95
Total Offset Amount	0.00
Net Fee	531.95
Narrative - Max Aggregate Offering Price	$ 3,604,000
Final Prospectus	true